Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 1,132,392	$ 276,571
Term deposit	10,000	10,000
Accounts receivable	419,587	427,689
Prepaid expenses and deposits	20,470	38,625
Inventory	507	20,676
Current assets	1,582,956	773,561
Equipment	656,441	1,717,995
Intangible assets	59,147	46,649
Total Assets	2,298,544	2,538,205
Current Liabilities
Accounts payable and accrued liabilities	330,817	489,218
Loans payable		40,000
Liabilities	330,817	529,218
SHAREHOLDERS’ EQUITY
Share capital	27,304,793	27,186,114
Reserves	7,067,518	6,558,433
Accumulated other comprehensive loss	(47)
Deficit	(32,404,537)	(31,735,560)
Shareholders equity	1,967,727	2,008,987
Total Liabilities and Shareholders’ Equity	$ 2,298,544	$ 2,538,205